CONSOLIDATED STATEMENT OF CASH FLOWS - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Statement of cash flows [abstract]
Consolidated profit from continuing operations	€ 18,625	€ 16,779	[1]	€ 13,218	[1]
Adjustments for non-cash items:
depreciation and amortization	7,549	6,797		5,871
(gains)/losses on disposals	(195)	(192)		(121)
change in deferred taxes	701	(711)		(654)
other non-cash items	720	391		99
Change in provisions	2,460	1,906		(1,152)
Result of equity method investments net of dividends received	(156)	(47)		(185)
Change in carrying amount of leased vehicles	(1,747)	(483)		358
Changes in working capital	(5,472)	(4,481)		1,212
Net cash from operating activities	22,485	19,959		18,646
Proceeds from disposal of shares in consolidated companies and of investments in non-consolidated companies	1,457	235		161
Acquisitions of consolidated subsidiaries and equity method and other investments	(3,885)	(666)		(726)
Cash and cash equivalents of FCA at the merger	0	0		22,514
Proceeds from disposals of property, plant and equipment and intangible assets	533	545		295
Investments in property, plant and equipment and intangible assets	(10,193)	(8,615)		(8,687)
Change in amounts payable on property, plant and equipment and intangible assets	1,068	(399)		(1,426)
Net change in receivables from financing activities	(3,834)	(1,413)		(306)
Other changes	(193)	(218)		(36)
Net cash from/(used in) investing activities - discontinued operations	0	0		(3,115)
Net cash from/(used in) investing activities	(15,047)	(10,531)		8,674
Distributions paid:
Distributions paid to Stellantis shareholders	(4,208)	(3,353)		(4,204)
Distributions paid to minority shareholders of subsidiaries	0	(1)		0
Proceeds from issuance of shares	92	40		243
(Purchases)/sales of treasury shares	(2,434)	(923)		0
Changes in short-term debt and other financial assets and liabilities	328	(400)		(846)
Changes in long-term debt	(214)	(6,480)		4,106
Change in securities	(2,754)	(2,069)		(610)
Other changes	(10)	19		(55)
Net cash from/(used in) financing activities	(9,200)	(13,167)		(1,366)
Effect of changes in exchange rates	(836)	608		764
(Increase)/decrease in cash and cash equivalents included in asset held for sale	(166)	(65)		18
Increase/(decrease) in cash and cash equivalents	(2,764)	(3,196)		26,736
Net cash and cash equivalents at beginning of the period	46,433	49,629		22,893
Net cash and cash equivalents at end of the period	€ 43,669	€ 46,433		€ 49,629

[1]	Share of the profit of equity method investees is included in our Operating income effective January 1, 2023. Comparatives for 2022 and 2021 have been adjusted accordingly.
Refer to Note 2, Basis of preparation for additional information